Cash and Cash Equivalents (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Cash And Cash Equivalents
Shedule of Cash and Cash Equivalents
	At 30 June	At 31 December
	2020	2019
	USD	USD
Cash and cash equivalents	1,093,883	19,830,771

	2019	2018
	USD	USD
Bank balances and cash	19,830,771	37,351
Bank overdraft	-	(3,745,048)

Cash and cash equivalents	19,830,771	(3,707,697)

Schedule of non-cash transactions
	Six month period ended	Six month period ended
	30 June	30 June
	2020	2019
	USD	USD
Capital accruals	7,706,995	7,673,509

	2019	2018
	USD	USD
Capital accruals	31,469,596	5,972,230

Purchase of property, plant and equipment financed through advances paid to contractors	8,335,236	231,571

Listing expenses (note 5)	100,122,019	-

Lease payments made by shareholders	-	2,818,714